Leases - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020		Apr. 01, 2019
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Lease liabilities	£ 6,560		£ 6,269
Current lease liabilities	812	[1]	725
Non-current lease liabilities	5,748	[1]	£ 5,544
Interest accrued on lease liabilities	140
Variable lease payments not dependent on an index or rate and which have not been included in measurement of lease liabilities	29
Cash outflow for leases	791
Gains from sale and leaseback transactions	115
Amount committed to future minimum lease payments for leases not yet commenced and for which no lease liability has been recognised	274
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Lease liabilities	£ 62

[1]	Right-of-use assets and lease liabilities arise following adoption of IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements.